Transactions with related parties	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 11: TRANSACTIONS WITH RELATED PARTIES

The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2012, the outstanding amount under this facility was $35,000 included under loans due to related parties and interest accrued under this facility of $104 was included under due to related parties.  For the six month period ended June 30, 2012, interest expense in relation to this facility amounted to $620 million and was included under interest expense and finance cost, net in the statement of operations.
Management fees: Pursuant to a Management Agreement dated May 28, 2010, Navios Tankers Management Inc. (the "Manager"), a subsidiary of Navios Holdings, provides for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6 per owned MR2 product tanker and chemical tanker vessel and $7 per owned LR1 product tanker vessel and $10 per VLCC tanker vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. During the remaining three years of the term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Dry docking expenses are fixed for the first four years under these agreements for up to $300 per LR1 and MR2 product tanker vessel and will be reimbursed at cost for VLCC vessels. As of June 30, 2012, Navios Acquisition may, upon request, reimburse the Manager partially or fully for dry docking and other extraordinary fees and expenses under the Agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over libor.  Total management fees for each of the six month periods ended June 30, 2012 and 2011 amounted to $22,057 and $15,640, respectively.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with the Manager, expiring on May 28, 2015, pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the three month period ended June 30, 2012 and 2011, administrative services rendered by the Manager amounted to $491 and $338 respectively. For the six month period ended June 30, 2012, and June 30, 2011 the administrative services rendered by the Manager amounted to $976 and $654, respectively.
Balance due to related parties: Amounts due to related parties as of June 30, 2012 and December 31, 2011, was $71,028 and $43,616, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $46,479 and $43,616 and the long term payable was $24,549 and $0, respectively. The balance mainly consisted of management fees administrative fees, dry-docking costs and other expenses.
Omnibus agreement: Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Maritime Partners L.P. ("Navios Partners") in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.